Stockholders' Deficiency (Tables)	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Schedule of Stockholders Equity [Table Text Block]

The stockholders’ deficiency transactions for the nine months ended April 30, 2013 as described above are summarized below:

			Additional	Change to
	Common Stock		Paid-In	Stockholders’
	Shares	Amount	Capital	Equity

Issuance of common stock on conversion of convertible preferred stock	65,337,495	$65,338	$153,662	$219,000
Issuance of common stock as make-whole payments on convertible preferred stock	22,118,091	22,118	641,812	663,930
Issuance of common stock for services	3,073,688	3,074	220,618	223,692
Issuance of common stock for cash warrant exercises	26,023,461	26,023	754,681	780,704
Issuance of common stock for cashless warrant exercises	29,184,675	29,185	2,333,431	2,362,616
Issuance of common stock for stock option exercises	1,056,488	1,056	—	1,056
Issuance of options in lieu of deferred salary	—	—	585,551	585,551
Amortization of stock options as employee compensation	—	—	27,824	27,824
Total	146,793,898	$146,794	$4,717,579	$ 4, 864,373

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]

The following is a summary of warrants issued, forfeited or expired and exercised for the nine months ended April 30, 2013:

Warrants
Outstanding, August 1, 2012	74,264,078
Add: Issued	270,594,093
Less: Exercised	111,803,243
Less: Expired	175,000
Outstanding, January 31, 2013	232,879,928

As of July 31, 2012, the Company has the following warrants to purchase common stock outstanding:

Number of Shares	Warrant Exercise		Warrant
To be Purchased	Price per Share		Expiration Date

50,000	$0.94		March 9, 2013
125,000	$3.75		March 26, 2013
8,844,926	$0.76		December 15, 2014
3,572,971	$0.79		February 4, 2015
300,000	$0.39	(average)	February 9, 2015
200,000	$1.25		March 7, 2015
6,022,651	$1.00		March 15, 2015
4,000,000	$0.15		January 16, 2016*
29,027,322	$0.15		March 31, 2016*
3,333,331	$0.15		July 11, 2016*
5,454,544	$0.15		September 30, 2016*
13,333,333	$0.15		February 1, 2017*
74,264,078

* Subject to price protection provisions as described below.

Series B Convertible Preferred Stock [Member]
Schedule of Servicing Liabilities at Fair Value [Table Text Block]
The fair values assigned to each component and the calculation of the amount of the deemed dividend are as follows:

Accounting allocation of initial proceeds	July 31, 2012
Net proceeds	$1,975,000
Derivative warrant liability fair value	(1,811,746)
Make-whole payments liability	(540,000)
Deemed dividend	$(376, 746)

Series C Convertible Preferred Stock [Member]
Schedule of Servicing Liabilities at Fair Value [Table Text Block]
The fair values assigned to each component and the calculation of the amount of the deemed dividend are as follows:

Accounting allocation of initial proceeds	October 31, 2012
Net proceeds	$725,000
Derivative warrant liability fair value	(624,797)
Make-whole payments liability	(202,500)
Deemed dividend	$(102,297)